INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes
United States									$ 440.0	$ 497.5	$ 452.7
International									239.6	250.2	167.4
Income before income taxes	129.8	226.4	185.2	138.2	189.4	230.2	189.3	138.8	679.6	747.7	620.1
Current income tax expense (benefit)
Federal and state									104.9	173.5	56.3
International									69.7	74.2	57.0
Total current									174.6	247.7	113.3
Deferred income tax expense (benefit)
Federal and state									25.2	(26.3)	93.2
International									16.5	(4.8)	(5.1)
Total deferred									41.7	(31.1)	88.1
Provision for income taxes	$ 41.0	$ 71.9	$ 59.0	$ 44.4	$ 57.8	$ 55.9	$ 59.8	$ 43.1	$ 216.3	$ 216.6	$ 201.4